RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Defined Benefit Obligation - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movements in the defined benefit obligation
At 1 January	£ (44,384)	£ (45,822)
Current service cost	(261)	(295)
Interest expense	(1,130)	(1,241)
Remeasurements:
Actuarial losses – experience	(439)	(347)
Actuarial (losses) gains – demographic assumptions	(201)	1,084
Actuarial gains (losses) – financial assumptions	2,347	(1,468)
Benefits paid	3,079	3,714
Past service cost	(108)	(14)
Curtailments	(12)	(10)
Settlements	17	15
At 31 December	£ (41,092)	£ (44,384)